Consolidated Statements of Changes in Equity (CAD) In Millions	Total	Common Shares [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2012	6,507	3,314	3,202	(9)
Net income	803		803
Other comprehensive income	0	0	0	0	0
Dividends on preferred shares	(18)		(18)
Dividends on common shares	(200)		(200)
Ending balance at Dec. 31, 2013	7,092	3,314	3,787	(9)
Net income	748		749		(1)
Other comprehensive income	0	0	0	0	0
Amount contributed by noncontrolling interest	50				50
Dividends on preferred shares	(18)		(18)
Dividends on common shares	(269)		(269)
Ending balance at Dec. 31, 2014	7,603	3,314	4,249	(9)	(49)